AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.1%
Long-Term Municipal Bonds – 97.1%
Alabama – 3.5%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$4,000	$4,329,186
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-C 5.50%, 10/01/2054	5,000	5,463,168
Series 2023-D 4.751% (SOFR + 1.85%), 06/01/2049(a)	5,000	5,115,601
Series 2024-B 5.00%, 10/01/2055	2,420	2,577,666
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055	2,000	2,145,018
County of Jefferson AL (County of Jefferson AL) Series 2017 5.00%, 09/15/2033	1,000	1,030,167
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.50%, 10/01/2053	1,000	1,083,339
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 4.951% (SOFR + 2.05%), 11/01/2053(a)	2,000	2,025,069
Series 2023-B 5.101% (SOFR + 2.20%), 04/01/2054(a)	3,000	3,071,867
Series 2024-B 5.25%, 07/01/2054	2,000	2,180,145
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.50%, 10/01/2049	250	263,934
5.50%, 10/01/2054	250	262,611
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	2,500	2,529,871
Lower Alabama Gas District (The) (Goldman Sachs Group) Series 2020 4.00%, 12/01/2050	11,135	11,172,909
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	1,000	987,035
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding) Series 2024-A 5.00%, 08/01/2054	2,500	2,682,325

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	$6,245	$6,632,424
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	2,000	2,124,408
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	1,000	1,043,230
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	2,000	2,001,254
Series 2022-A 5.327% (SOFR + 2.42%), 01/01/2053(a)	2,000	2,097,029
Southeast Energy Authority A Cooperative District (Pacific Mutual Holding) Series 2024-C 5.00%, 11/01/2055	3,575	3,858,697
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	2,000	2,117,649
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	4,000	4,239,538

		71,034,140

Alaska – 0.1%
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060	1,000	969,306

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	325	329,460
Series 2018 7.125%, 09/01/2038(b)	1,490	1,608,602

		1,938,062

Arizona – 3.4%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	4,305	4,141,349
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2024 5.00%, 11/01/2049	4,185	4,405,285

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2026(c) (d) (e)	$3,725	$111,750
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(b)	2,000	1,967,091
Series 2024-B 5.68%, 01/01/2043(b)	430	422,926
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	2,000	2,058,014
Series 2024 4.00%, 06/01/2049	8,000	8,142,202
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,795,178
2.742%, 07/01/2035	2,000	1,673,359
2.842%, 07/01/2036	2,000	1,654,959
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	1,000	841,709
2.521%, 07/01/2036	2,500	1,984,244
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	1,625	1,599,918
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040(c) (d) (e)	1,355	948,500
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 5.125%, 11/15/2029(b)	1,000	1,002,891
7.00%, 11/15/2057(b)	1,000	1,085,084
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(b)	1,670	1,500,522
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042	1,225	1,334,083
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.75%, 07/01/2063(b)	1,000	1,046,414

	Principal Amount (000)	U.S. $ Value

Maricopa County Special Health Care District (Maricopa County Special Health Care District) Series 2018-C 5.00%, 07/01/2034	$1,000	$1,056,490
5.00%, 07/01/2035	6,000	6,329,978
5.00%, 07/01/2036	7,800	8,214,165
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-A 5.00%, 01/01/2050	10,000	10,640,400
Sierra Vista Industrial Development Authority (American Leadership Academy) Series 2023 5.75%, 06/15/2058(b)	1,000	1,035,325
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(b)	1,200	898,096
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AGC Series 2024 4.00%, 08/01/2054	2,000	1,917,508

		67,807,440

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	1,100	1,223,090
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	500	518,862

		1,741,952

California – 14.1%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2048(f)	4,000	2,361,938
AGM Series 2024 Zero Coupon, 10/01/2053	2,000	503,042
NATL Series 1999-1 Zero Coupon, 10/01/2031	2,000	1,617,196
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,983,547
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	3,000	2,714,868
ARC70 II Trust (ARC70 II TRUST) Series 2023 4.84%, 04/01/2065(e) (g)	4,757	4,512,541

	Principal Amount (000)	U.S. $ Value

Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) AGM Series 2024-B 4.375%, 07/01/2049	$5,000	$4,949,884
4.50%, 07/01/2054	2,250	2,241,608
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,308,807
Series 2024 5.00%, 08/01/2055	2,000	2,149,761
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	5,300	5,591,835
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	2,745	2,917,504
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.531% (SOFR + 1.63%), 07/01/2053(a)	2,000	1,997,688
4.571% (SOFR + 1.67%), 02/01/2054(a)	2,000	2,017,764
Series 2024 5.00%, 05/01/2054	2,000	2,154,421
Series 2024-E 5.00%, 02/01/2055	1,000	1,085,217
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	1,000	1,101,802
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	2,320	2,526,356
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)	2,000	1,758,997
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	5,000	4,346,465
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	1,000	735,900
4.00%, 08/01/2046(b)	990	849,533
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	1,000	707,888

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022-A 4.50%, 08/01/2052(b)	$2,000	$1,627,554
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2035	1,300	1,322,096
California Educational Facilities Authority (Prerefunded - US Treasuries) Series 2015 5.00%, 04/01/2045	4,000	4,007,037
California Enterprise Development Authority (County of Riverside CA Lease) Series 2024 5.00%, 11/01/2036	2,000	2,302,725
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	513	516,191
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	940	916,377
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	4,768	4,743,072
Series 2021-2, Class X 0.825%, 03/25/2035(h)	2,384	101,026
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	949	890,666
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2024 8.00%, 01/01/2050(b)	1,500	1,549,333
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(b)	2,000	2,110,015
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035	1,000	1,061,410
5.00%, 05/15/2036	1,215	1,287,034
5.00%, 05/15/2037	1,000	1,057,138
5.00%, 05/15/2038	2,250	2,372,682
5.00%, 05/15/2041	915	954,685

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2035	$4,300	$4,431,420
5.00%, 12/31/2036	3,910	4,023,587
5.00%, 12/31/2043	12,250	12,399,863
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 07/01/2037(b)	5,795	5,806,162
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(b)	3,090	3,066,895
California State University (California State University) Series 2021-B 2.374%, 11/01/2035	2,000	1,594,575
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(b)	1,400	1,415,072
Series 2018-A 5.50%, 12/01/2058(b)	1,090	1,117,154
Central Valley Energy Authority (Pacific Mutual Holding) Series 2025 5.00%, 12/01/2055	2,000	2,195,064
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2013-A 5.00%, 06/01/2033	9,310	9,312,495
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2022 3.25%, 05/15/2049	1,000	774,074
5.25%, 05/15/2047	5,000	5,281,549
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)	2,000	1,569,575
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	1,000	887,583
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(b)	4,000	2,794,306
4.00%, 08/01/2047(b)	875	758,363

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)	$1,000	$705,711
4.00%, 05/01/2057(b)	2,000	1,448,984
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)	1,000	753,288
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)	2,000	1,753,770
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	1,000	702,782
4.00%, 07/01/2058(b)	1,000	501,219
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	2,000	1,561,473
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)	1,500	1,061,417
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	1,480	1,056,185
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(b)	2,000	1,680,456
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	3,300	2,692,045
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)	1,245	877,050
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	2,000	1,419,116

	Principal Amount (000)	U.S. $ Value

Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	$2,315	$2,167,160
Series 2021-B Zero Coupon, 06/01/2066	13,960	1,640,131
Hastings Campus Housing Finance Authority (Hastings Campus Housing Finance Authority) Series 2020-A 5.00%, 07/01/2061(b)	1,000	944,791
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2038	1,410	1,547,631
Series 2024-B 5.00%, 07/01/2038	1,330	1,492,562
5.00%, 07/01/2039	1,000	1,119,239
Series 2024-C 5.00%, 07/01/2041	3,125	3,439,252
Series 2024-E 5.00%, 07/01/2039	2,000	2,257,962
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021 5.00%, 07/01/2051	2,250	2,343,049
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	10,000	10,555,410
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2024-A 5.00%, 07/01/2031	10,000	11,432,255
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 7.00%, 11/01/2034	2,000	2,445,447
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	11,910	9,367,749
Morongo Band of Mission Indians (The) (Morongo Band of Mission Indians/The) Series 2018-A 5.00%, 10/01/2042(b)	4,500	4,582,782
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.76% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	8,075	7,477,903
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2043	11,080	11,771,351

	Principal Amount (000)	U.S. $ Value

San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	$17,000	$17,398,307
Series 2023-E 5.25%, 05/01/2035	5,000	5,587,841
Series 2024 5.00%, 05/01/2039	3,400	3,708,171
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,830	2,087,723
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039	1,750	1,948,441
5.00%, 07/01/2048	1,535	1,624,108
5.25%, 07/01/2053	4,460	4,776,853
Series 2024 5.00%, 07/01/2040	450	502,041
5.00%, 07/01/2053	1,795	1,900,779
5.25%, 07/01/2046	1,455	1,584,955
State of California (State of California) Series 2023 5.00%, 09/01/2043	5,000	5,563,556
5.25%, 09/01/2053	5,000	5,511,396
6.00%, 03/01/2033	1,000	1,085,155
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	1,400	247,287

		284,706,123

Colorado – 1.2%
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2022 6.50%, 12/01/2053	1,000	1,031,839
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2033	1,000	1,094,391
Series 2023-B 5.25%, 11/15/2034	3,275	3,687,634
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.50%, 04/01/2044(b)	1,660	1,723,304
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	1,675	1,720,295

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	$5,000	$5,247,434
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	1,000	1,039,609
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(c) (d) (e)	2,500	1,875,000
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.651% (SOFR + 0.75%), 09/01/2039(a)	2,000	2,002,885
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	1,088	992,124
Park Creek Metropolitan District (Park Creek Metropolitan District) Series 2015-A 5.00%, 12/01/2034	1,300	1,314,687
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)	601	623,777
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,175	1,249,502

		23,602,481

Connecticut – 1.0%
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	6,175	6,155,077
State of Connecticut (State of Connecticut) Series 2015-B 5.00%, 06/15/2032	2,350	2,362,551
Series 2015-F 5.00%, 11/15/2030	2,000	2,027,556
5.00%, 11/15/2031	2,500	2,533,837
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2023-A 5.25%, 07/01/2042	7,000	7,873,540

		20,952,561

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School) Series 2016 5.00%, 09/01/2046	550	552,335

	Principal Amount (000)	U.S. $ Value

District of Columbia – 1.3%
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2024-A 5.00%, 10/01/2036	$10,500	$12,204,950
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2038	2,630	2,726,499
Series 2021-A 5.00%, 10/01/2046	10,000	10,311,508

		25,242,957

Florida – 5.3%
Bexley Community Development District (Bexley Community Development District) Series 2016 4.70%, 05/01/2036	1,750	1,755,460
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 5.875%, 07/01/2040(b)	1,000	696,674
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2044(b)	1,760	1,757,575
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(b) (f)	3,400	499,270
5.00%, 06/01/2054(b)	2,000	1,985,344
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(b)	5,000	376,294
5.00%, 07/01/2056(b)	3,000	2,885,334
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 4.25%, 06/01/2030(b)	1,585	1,531,191
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2024 5.00%, 11/15/2044	2,000	2,149,036
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	1,000	575,492
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	5,500	5,339,587

	Principal Amount (000)	U.S. $ Value

County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2015-A 5.00%, 10/01/2038	$4,300	$4,322,453
Series 2019-A 5.00%, 10/01/2049	2,500	2,543,609
Series 2024-A 5.00%, 10/01/2036	10,000	10,919,207
Series 2025-A 5.50%, 10/01/2055(i)	1,995	2,148,653
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	100	101,322
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	1,017,074
6.125%, 06/01/2054	1,000	1,012,358
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	10,000	10,872,080
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(b)	220	240,406
Series 2023-B 6.45%, 05/01/2027(b)	605	618,813
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(b)	1,000	998,616
Florida Development Finance Corp. (Brightline Trains Florida) AGM Series 2024 5.25%, 07/01/2047	5,000	5,223,793
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)	1,000	1,011,270
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057	1,000	1,051,084
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University) Series 2016 5.00%, 04/01/2032	1,125	1,143,031
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2042	3,000	3,298,692

	Principal Amount (000)	U.S. $ Value

Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2017-A 5.00%, 10/01/2031	$1,200	$1,242,330
Series 2024 5.00%, 10/01/2036	1,590	1,749,538
5.00%, 10/01/2037	1,500	1,645,516
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,216,673
Series 2024 5.25%, 06/01/2054	2,155	2,306,870
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.50%, 10/01/2054	2,000	2,174,807
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051	2,000	1,901,897
Jacksonville Transportation Authority (Jacksonville Transportation Authority Fuel Tax) Series 2025 5.00%, 08/01/2035(i)	1,545	1,740,188
JEA Water & Sewer System Revenue (JEA Water & Sewer System Revenue) Series 2024-A 5.00%, 10/01/2043	1,000	1,093,987
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.375%, 11/15/2029	1,500	1,508,500
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	1,175	1,175,689
Marshall Creek Community Development District (Marshall Creek Community Development District) Series 2016 6.32%, 05/01/2045	110	110,541
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.00%, 04/01/2045	2,300	2,496,195
Series 2025-B 5.25%, 04/01/2040	1,000	1,141,616
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-B 5.00%, 07/01/2031	3,750	3,776,304
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2035	5,230	5,408,397

	Principal Amount (000)	U.S. $ Value

Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2045	$2,335	$2,504,696
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2042	1,000	952,439
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b) (c) (d)	950	760,000
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	1,100	1,105,245
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities Obligated Group) Series 2020 4.00%, 08/01/2055	1,000	871,670
Tampa-Hillsborough County Expressway Authority (Tampa-Hillsborough County Expressway Authority) Series 2017-C 5.00%, 07/01/2048	2,640	2,701,302
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(b)	250	257,179

		106,915,297

Georgia – 3.2%
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-B 5.00%, 07/01/2047	10,000	10,350,558
Development Authority of Burke County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2032	3,245	3,270,617
Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048	3,750	3,780,348
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2031	575	625,742
5.25%, 10/01/2054	2,000	2,118,356
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	1,650	1,640,505

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-D 5.00%, 05/01/2054	$6,000	$6,319,270
Series 2024-C 5.00%, 12/01/2054	3,000	3,178,793
Series 2024-E 5.00%, 05/01/2055	1,595	1,701,787
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.601% (SOFR + 1.70%), 12/01/2053(a)	5,000	5,150,261
Series 2023-C 5.00%, 09/01/2053	5,000	5,306,042
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	1,570	1,682,392
Metropolitan Atlanta Rapid Transit Authority (Metropolitan Atlanta Rapid Transit Authority Sales Tax) Series 2025-B 5.00%, 07/01/2036	1,900	2,260,297
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2037	150	155,252
5.00%, 01/01/2039	205	213,088
5.00%, 01/01/2049	2,000	2,050,191
5.00%, 01/01/2056	1,350	1,377,921
Series 2022 5.50%, 07/01/2063	2,000	2,129,433
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	10,000	11,275,825

		64,586,678

Guam – 0.4%
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,840	1,887,373
5.00%, 12/01/2030	565	579,466
5.00%, 12/01/2032	790	809,010
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2029	2,000	2,019,076
Series 2015-D 5.00%, 11/15/2033	410	413,327
5.00%, 11/15/2035	1,365	1,374,667
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	210	215,044

		7,297,963

	Principal Amount (000)	U.S. $ Value

Hawaii – 0.8%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	$1,000	$701,976
Series 2025 5.00%, 07/01/2035(i)	2,000	2,341,012
State of Hawaii (State of Hawaii) Series 2016-F 4.00%, 10/01/2031	3,000	3,039,328
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2022-A 5.00%, 07/01/2051	7,855	8,084,144
Series 2025-C 5.00%, 07/01/2041(i)	1,260	1,355,368

		15,521,828

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	1,000	1,082,720

Illinois – 5.9%
Chicago Board of Education (Chicago Board of Education) Series 2012-B 5.00%, 12/01/2033	1,605	1,605,562
Series 2017-D 5.00%, 12/01/2031	1,800	1,832,701
Series 2017-G 5.00%, 12/01/2034	2,350	2,382,167
Series 2019-B 5.00%, 12/01/2030	235	243,692
5.00%, 12/01/2031	345	356,909
5.00%, 12/01/2032	155	159,936
5.00%, 12/01/2033	150	154,428
Series 2023-A 5.00%, 12/01/2034	3,250	3,404,044
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2022 4.625%, 01/01/2053	4,000	3,979,203
5.50%, 01/01/2055	10,900	11,524,699
Series 2024-A 5.50%, 01/01/2059	4,500	4,818,102
Series 2024-C 5.25%, 01/01/2044	1,350	1,453,357
5.25%, 01/01/2045	1,000	1,073,423
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2028	2,500	2,659,209

	Principal Amount (000)	U.S. $ Value

5.00%, 06/01/2029	$1,000	$1,080,878
County of Cook IL (County of Cook IL) Series 2021-B 4.00%, 11/15/2025	1,000	1,007,560
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)	1,450	1,462,187
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	2,989	1,707,473
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	150	155,624
Series 2024 5.67%, 11/01/2038(e)	1,430	1,430,792
Illinois Housing Development Authority (Illinois Housing Development Authority) Series 2024-H 4.00%, 01/01/2042	4,500	4,387,217
4.50%, 07/01/2062	2,000	1,971,668
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034	2,000	2,125,591
Series 2021-A 5.00%, 01/01/2043	15,000	16,163,502
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-A 5.00%, 06/15/2057	1,000	1,011,205
Series 2020 5.00%, 06/15/2050	14,310	14,666,524
Metropolitan Pier & Exposition Authority (State of Illinois McCormick Place Expansion Project Fund Lease) Series 2024 5.00%, 06/15/2053	1,175	1,225,218
State of Illinois (State of Illinois) Series 2017-D 5.00%, 11/01/2028	8,700	9,128,477
Series 2018-A 5.00%, 10/01/2027	2,000	2,099,459
Series 2024 5.00%, 02/01/2039	4,700	5,187,566
Series 2024-B 4.25%, 05/01/2046	2,000	1,914,611
5.25%, 05/01/2043	2,000	2,173,579
5.25%, 05/01/2044	3,330	3,594,915
5.25%, 05/01/2045	4,625	4,964,106
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2024-A 5.00%, 06/15/2025	3,000	3,015,475

	Principal Amount (000)	U.S. $ Value

Village of Pingree Grove IL Special Service Area No. 7 (Village of Pingree Grove IL Special Service Area No. 7) Series 2015 4.50%, 03/01/2025	$136	$136,000
5.00%, 03/01/2036	2,317	2,302,685
Series 2015-B 6.00%, 03/01/2036	584	584,104

		119,143,848

Indiana – 1.5%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(c) (d)	105	11
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	4,000	4,129,754
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(b)	3,330	539,014
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2035	2,125	2,433,536
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	1,080	1,131,711
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	1,085	1,042,686
Series 2020-A 3.00%, 11/01/2030	1,295	1,244,497
Series 2021-B 2.50%, 11/01/2030	525	486,178
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(b)	1,665	1,754,514
Series 2024-B 3.741% (SOFR + 0.71%), 11/01/2046(a) (e)	1,965	1,970,839
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2049	1,000	1,010,898
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	1,000	1,074,857
6.00%, 03/01/2053	1,500	1,608,231
Series 2023-F 7.75%, 03/01/2067	1,225	1,379,253

	Principal Amount (000)	U.S. $ Value

BAM Series 2023 5.25%, 03/01/2067	$10,000	$10,634,113

		30,440,092

Iowa – 0.6%
Iowa Finance Authority (Iowa Finance Authority) Series 2022-E 3.831% (SOFR + 0.80%), 01/01/2052(a)	5,000	4,999,978
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	415	396,960
4.00%, 12/01/2041	820	701,421
4.00%, 12/01/2046	550	447,654
4.00%, 12/01/2051	985	775,526
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B 4.00%, 06/01/2049	530	520,279
PEFA, Inc. (Goldman Sachs Group) Series 2019 5.00%, 09/01/2049	4,000	4,085,788

		11,927,606

Kansas – 0.2%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	1,000	1,003,885
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(b)	145	149,950
6.50%, 11/15/2042(b)	1,185	1,215,755
Kansas Development Finance Authority (State of Kansas Lease) Series 2021-K 1.369%, 05/01/2027	2,405	2,268,053

		4,637,643

Kentucky – 1.3%
City of Henderson KY (Pratt Paper KY LLC) Series 2022 3.70%, 01/01/2032(b)	830	827,211
County of Trimble KY (Louisville Gas & Electric) Series 2020 1.30%, 09/01/2044	1,500	1,380,411
Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.25%, 01/01/2049	2,000	2,103,328

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Louisville Arena Authority) AGM Series 2017-A 5.00%, 12/01/2047	$1,250	$1,250,615
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2015 5.25%, 06/01/2050	3,015	3,016,606
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	2,085	2,243,760
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.881% (SOFR + 1.98%), 04/01/2054(a)	5,000	5,000,000
Series 2025-A 5.25%, 06/01/2055(i)	1,770	1,886,343
Kentucky State Property & Building Commission (Commonwealth of Kentucky Lease) Series 2024-A 4.00%, 11/01/2041	3,430	3,444,139
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030	2,330	2,391,710
5.00%, 10/01/2033	2,670	2,736,093

		26,280,216

Louisiana – 1.3%
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AGM Series 2021 2.889%, 12/01/2041	1,000	766,458
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	2,180	2,230,988
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033	3,790	3,936,853
5.00%, 10/01/2044	3,500	3,558,943
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.00%, 09/01/2066	2,000	2,044,130
5.75%, 09/01/2064	3,600	3,915,850
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	5,000	5,037,299

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2016 5.00%, 05/15/2034	$1,730	$1,763,536
Louisiana Public Facilities Authority (Prerefunded - US Govt Agencies) Series 2016 5.00%, 05/15/2034	20	20,494
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.25%, 01/01/2041	1,210	1,313,271
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)	355	390,353
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,100	1,102,411

		26,080,586

Maryland – 1.3%
Maryland Economic Development Corp. (Ports America Chesapeake) Series 2017-A 5.00%, 06/01/2035	1,035	1,073,476
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2052	6,000	6,218,142
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036	305	307,940
4.00%, 07/01/2037	360	361,365
5.00%, 07/01/2046	2,960	3,044,155
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	4,400	4,903,110
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2045	4,735	5,126,300
Maryland State Transportation Authority (Maryland State Transportation Authority) Series 2021-A 5.00%, 07/01/2051	4,990	5,261,480

		26,295,968

Massachusetts – 3.1%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031	760	752,412

	Principal Amount (000)	U.S. $ Value

Series 2024-A 5.00%, 01/01/2041	$3,000	$3,354,115
Series 2024-B 5.00%, 05/01/2043	2,000	2,199,238
5.00%, 05/01/2054	5,000	5,315,492
Commonwealth of Massachusetts Transportation Fund Revenue (Commonwealth of Massachusetts Transportation Fund Revenue) Series 2023 5.00%, 06/01/2053	10,000	10,619,341
Series 2023-B 5.00%, 06/01/2051	5,000	5,325,648
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2053	4,840	5,262,529
Series 2024-A 5.25%, 07/01/2052	1,000	1,097,348
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	1,180	1,188,310
Massachusetts Development Finance Agency (Mass General Brigham) Series 2016Q 5.00%, 07/01/2041	10,000	10,163,102
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2024 8.50%, 10/01/2026	1,220	1,232,962
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	2,385	2,425,206
Series 2017-L 5.00%, 07/01/2044	5,000	5,071,041
Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2051	5,000	5,180,158
Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) Series 2024-B 5.00%, 08/01/2042	2,945	3,279,802

		62,466,704

Michigan – 1.1%
City of Detroit MI (City of Detroit MI) Series 2014-B 4.00%, 04/01/2044(f)	1,855	1,504,688
Series 2021-A 5.00%, 04/01/2031	1,210	1,320,719

	Principal Amount (000)	U.S. $ Value

Series 2021-B 2.511%, 04/01/2025	$1,030	$1,028,363
3.644%, 04/01/2034	275	247,722
Series 2023-A 6.00%, 05/01/2039	2,000	2,292,585
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 3.663% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(a)	5,000	4,939,029
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,420	1,486,937
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	2,000	1,882,160
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	1,500	1,511,136
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	2,000	1,882,677
Series 2020-B Zero Coupon, 06/01/2065	1,250	146,426
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2033	2,485	2,488,004
Plymouth Educational Center Charter School (Plymouth Educational Center Charter School) Series 2005 5.375%, 11/01/2030(c) (d)	2,000	1,000,000

		21,730,446

Minnesota – 0.8%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b) (f)	2,000	2,073,901
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(b)	1,500	1,508,569
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(b)	1,500	1,532,572

	Principal Amount (000)	U.S. $ Value

City of St. Cloud MN (CentraCare Health System Obligated Group)
Series 2024 5.00%, 05/01/2054	$1,260	$1,323,647
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(b)	525	524,762
5.66%, 07/01/2041(b)	1,415	1,410,847
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2022-B 5.00%, 01/01/2047	4,500	4,637,811
Series 2024 5.00%, 01/01/2041	2,000	2,118,746
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2015-8 5.00%, 12/01/2030	1,000	1,012,610

		16,143,465

Mississippi – 0.1%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.25%, 07/01/2043	1,125	1,208,847
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(e)	1,250	928,809

		2,137,656

Missouri – 1.4%
City of St. Charles MO (City of St. Charles MO) Series 2024-A 5.00%, 03/01/2042	2,805	3,089,974
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 4.00%, 02/01/2042	2,900	2,740,185
4.00%, 02/01/2048	2,965	2,657,155
5.00%, 02/01/2042	2,695	2,744,708
5.00%, 02/01/2048	400	407,186
Health & Educational Facilities Authority of the State of Missouri (Mercy Health/MO) Series 2023 5.50%, 12/01/2048	10,000	10,994,551
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2025	190	190,000
5.75%, 03/01/2027	175	180,884

	Principal Amount (000)	U.S. $ Value

Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(c) (d)	$522	$24,341
5.00%, 11/15/2046(c) (d)	1,169	809,995
Series 2021-A 10.00%, 11/15/2046(c) (d)	360	308,430
Series 2021-C 7.50%, 11/15/2037(c) (d)	288	226,485
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(b)	390	363,104
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	2,700	2,515,368

		27,252,366

Nebraska – 0.6%
Omaha Public Power District (Omaha Public Power District) Series 2024-A 5.50%, 02/01/2054	11,530	12,742,698

Nevada – 1.6%
Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2042	4,310	4,371,092
City of Las Vegas NV (City of Las Vegas NV) Series 2015-C 5.00%, 09/01/2027	1,400	1,431,075
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	2,000	299,352
Clark County School District (Clark County School District) AGM Series 2019-B 3.00%, 06/15/2036	6,725	6,398,088
3.00%, 06/15/2037	4,305	4,041,378
Clark County Water Reclamation District (Clark County Water Reclamation District) Series 2023 5.00%, 07/01/2049	10,000	10,693,404
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2037	1,000	1,110,426
State of Nevada (Prerefunded - US Govt Agencies) Series 2015-D 5.00%, 04/01/2027	2,000	2,006,766

	Principal Amount (000)	U.S. $ Value

State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2024 8.125%, 01/01/2050	$1,500	$1,550,139

		31,901,720

New Hampshire – 1.2%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.163%, 10/20/2051	2,492	2,398,829
New Hampshire Business Finance Authority (ARC70 II TRUST) Series 2024 4.15%, 10/20/2040	2,000	1,991,736
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(b)	677	677,322
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(b)	1,000	1,000,792
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	1,000	1,001,425
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	4,896	4,927,683
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	7,722	7,765,782
Series 2022-1, Class X 0.35%, 09/20/2036(h)	5,985	121,174
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	3,872	3,786,121
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.494%, 07/01/2051(h)	2,711	102,260
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.503%, 08/20/2039(h)	1,991	80,951
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	837	836,883

		24,690,958

	Principal Amount (000)	U.S. $ Value

New Jersey – 4.5%
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025	$2,055	$2,058,322
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	2,000	2,005,862
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	3,320	3,402,341
New Jersey Economic Development Authority (Prerefunded - US Treasuries) Series 2017-D 5.00%, 06/15/2035	1,560	1,643,328
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2034	1,000	1,152,900
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2042	1,000	998,265
4.00%, 07/01/2047	285	277,431
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,257,117
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,131,854
5.00%, 06/15/2029	2,175	2,230,136
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2022 4.00%, 06/15/2050	7,585	7,281,645
Series 2023-B 5.00%, 06/15/2040	2,985	3,308,293
5.00%, 06/15/2043	1,985	2,157,060
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2024-A 4.00%, 06/15/2042	6,700	6,580,190
5.00%, 06/15/2042	1,000	1,101,910
5.25%, 06/15/2041	7,000	7,930,820
Series 2024-C 5.00%, 06/15/2045	2,500	2,702,379
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2017-A 5.00%, 01/01/2034	5,000	5,162,454
Series 2024-A 4.00%, 01/01/2035	3,000	3,231,300
5.00%, 01/01/2032	3,715	4,206,019

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2034	$2,200	$2,547,408
Series 2024-C 5.00%, 01/01/2043	3,000	3,321,867
5.00%, 01/01/2044	2,000	2,189,128
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	10,600	10,709,687
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	3,995	4,001,130

		90,588,846

New York – 8.9%
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(b)	6,685	6,711,322
City of New York NY (City of New York NY) Series 2019-E 5.00%, 08/01/2025	470	474,536
Series 2021 1.396%, 08/01/2027	5,205	4,863,691
Series 2024-C 5.00%, 03/01/2043	1,000	1,089,317
Series 2024-D 4.00%, 04/01/2045	3,180	3,117,625
5.25%, 04/01/2054	2,000	2,159,785
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	2,475	2,507,013
Long Island Power Authority (Long Island Power Authority) Series 2023-E 5.00%, 09/01/2048	2,650	2,843,183
5.00%, 09/01/2053	2,350	2,492,532
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-D 5.00%, 11/15/2027	1,000	1,034,011
5.00%, 11/15/2031	5,000	5,143,119
Series 2020-C 5.25%, 11/15/2055	1,000	1,044,972
Series 2020-D 5.00%, 11/15/2043	1,000	1,046,915
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.375%, 12/15/2031	315	321,895
5.25%, 12/15/2031	1,000	1,027,690
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2022-A 5.25%, 06/15/2052	5,000	5,381,745

	Principal Amount (000)	U.S. $ Value

Series 2023 5.00%, 06/15/2034	$2,000	$2,363,469
Series 2024-C 4.25%, 06/15/2054	2,000	1,958,770
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2038	5,900	6,703,881
5.00%, 11/01/2039	1,700	1,918,969
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	9,800	10,375,202
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2017-E1 5.00%, 02/01/2036	2,500	2,585,077
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	300	300,266
7.25%, 11/15/2044(b)	510	510,606
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2048	8,000	8,588,812
5.00%, 11/15/2053	2,000	2,135,221
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	2,000	2,232,729
New York State Dormitory Authority (Montefiore Obligated Group) Series 2024 5.50%, 11/01/2047	5,050	5,395,033
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2024 5.25%, 05/01/2054	3,095	3,333,614
Series 2025 5.00%, 05/01/2027	1,565	1,641,346
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015-E 5.25%, 03/15/2033	2,000	2,021,376
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049	4,560	4,761,625

	Principal Amount (000)	U.S. $ Value

New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050	$3,905	$3,885,397
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2034	2,070	2,101,293
Series 2021-O 4.00%, 01/01/2043	1,000	997,765
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2020 4.00%, 10/01/2030	5,345	5,365,217
Series 2023 5.625%, 04/01/2040	6,500	6,966,153
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2040	2,000	2,097,539
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2054	2,000	2,133,766
AGC Series 2024 0.00%, 12/31/2054(f)	9,350	6,080,530
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	2,000	2,069,774
Series 2024 5.00%, 06/30/2060	4,395	4,466,796
5.50%, 06/30/2054	12,240	12,964,645
5.50%, 06/30/2060	2,400	2,525,941
AGM Series 2023 5.00%, 06/30/2049	1,000	1,032,115
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	3,930	3,929,944
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(b)	3,235	3,078,355
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	3,640,355
Suffolk Regional Off-Track Betting Co. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	1,000	1,037,254
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	2,000	1,625,099
2.917%, 05/15/2040	2,000	1,558,157

	Principal Amount (000)	U.S. $ Value

Series 2021-C 5.00%, 05/15/2051	$5,000	$5,262,544
Series 2022 3.951% (SOFR + 1.05%), 04/01/2026(a)	4,000	4,000,140
Series 2023 5.00%, 11/15/2043	2,000	2,195,396
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2020-A 5.00%, 11/15/2049	2,000	2,088,912

		179,188,434

North Carolina – 0.8%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2023 5.00%, 07/01/2044	1,250	1,304,723
5.25%, 07/01/2053	7,250	7,640,120
Fayetteville State University (Fayetteville State University) Series 2023 4.00%, 04/01/2025(b)	335	335,060
5.00%, 04/01/2026(b)	375	381,724
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AGM Series 2024 Zero Coupon, 01/01/2053	2,000	520,995
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2030	5,000	5,006,161

		15,188,783

Ohio – 2.8%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055	5,680	5,193,121
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2041	1,925	2,112,652
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	8,000	8,082,922
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	2,000	2,088,286
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	3,045	3,055,254

	Principal Amount (000)	U.S. $ Value

County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	$2,000	$2,201,523
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,062,395
Ohio Air Quality Development Authority (American Electric Power) Series 2024 3.70%, 10/01/2028	5,500	5,518,791
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	2,000	2,024,859
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2052	4,000	4,166,441
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2038	1,010	1,102,462
Ohio Housing Finance Agency (Ohio Housing Finance Agency) Series 2024 7.50%, 03/01/2049	2,500	3,103,904
Ohio State University (The) (Ohio State University) Series 2023 5.25%, 12/01/2046	1,000	1,104,519
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	4,000	4,635,826
State of Ohio (State of Ohio) Series 2017-U 5.00%, 05/01/2025	500	501,843
University of Toledo (University of Toledo) Series 2023-B 3.938% (SOFR + 0.90%), 06/01/2036(a) (b)	9,775	9,553,445

		55,508,243

Oklahoma – 0.8%
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.714%, 05/01/2052	5,000	4,769,055
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2044	2,360	2,408,024
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.50%, 01/01/2054	2,140	2,383,196

	Principal Amount (000)	U.S. $ Value

Series 2025-B 5.00%, 01/01/2037(i)	$1,780	$2,020,117
AGC Series 2025-A 4.25%, 01/01/2055	4,000	3,947,102

		15,527,494

Oregon – 0.0%
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2043	1,000	417,117
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2053	2,000	486,017

		903,134

Other – 0.5%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.684%, 10/25/2040	995	1,026,334
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.70%, 04/25/2042(b)	999	1,034,201
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041	4,496	4,777,363
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2025-M 4.095%, 11/25/2042	3,250	3,344,216

		10,182,114

Pennsylvania – 4.1%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(f)	793	587,590
5.00%, 06/30/2039	1,920	1,914,927
8.00%, 06/30/2034	280	287,446
Series 2024-A 6.00%, 06/30/2034	135	146,727
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	1,475	1,516,547
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038	2,350	2,349,846
5.75%, 10/01/2043	5,000	4,884,356

	Principal Amount (000)	U.S. $ Value

Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	$850	$864,061
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) AGM Series 2023-B 5.00%, 09/01/2037	1,250	1,417,578
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036	285	287,904
Geisinger Authority (Kaiser Obligated Group) Series 2020 4.00%, 04/01/2039	3,820	3,835,747
5.00%, 04/01/2043	6,250	6,735,731
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,068,898
5.00%, 05/01/2057	3,000	3,074,161
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 6.00%, 06/30/2061	10,000	10,890,907
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,007,804
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.56% (MUNIPSA + 0.70%), 11/15/2047(a)	10,000	9,936,167
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 5.50%, 11/01/2054	1,300	1,412,418
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2022-A 5.00%, 12/01/2036	1,000	1,133,961
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue (Pennsylvania Turnpike Commission Oil Franchise Tax Revenue) Series 2018-B 5.00%, 12/01/2039	3,000	3,166,220

	Principal Amount (000)	U.S. $ Value

Pennsylvania Turnpike Commission Registration Fee Revenue (Pennsylvania Turnpike Commission Registration Fee Revenue) Series 2023 2.71% (MUNIPSA + 0.85%), 07/15/2041(a)	$10,000	$9,985,200
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action) Series 2015-A 6.375%, 06/01/2040	3,100	3,102,735
Philadelphia Gas Works Co. (Philadelphia Gas Works) Series 2017 5.00%, 08/01/2042	2,000	2,057,273
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2023-C 3.831% (SOFR + 0.80%), 09/01/2040(a) (b)	10,000	9,753,395

		82,417,599

Puerto Rico – 0.9%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A Zero Coupon, 11/01/2051	2,067	1,121,106
5.069%, 11/01/2051	3,493	2,231,222
Series 2022-C Zero Coupon, 11/01/2043	6,380	4,011,425
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(b)	2,000	1,918,862
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AGM Series 2007-V 5.25%, 07/01/2031	1,895	1,917,164
NATL Series 2007-V 5.25%, 07/01/2033	1,150	1,152,963
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	322	318,319
6.625%, 01/01/2028	2,454	2,421,383
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,191,623

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	$1,595	$1,373,572
Series 2019-A 4.329%, 07/01/2040	1,339	1,334,024

		18,991,663

South Carolina – 3.4%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	99,290
5.41%, 11/01/2039	1,240	1,221,260
6.28%, 11/01/2039	100	98,567
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(b)	3,000	2,859,224
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	2,275	2,454,338
Series 2023-B 4.801% (SOFR + 1.90%), 02/01/2054(a)	5,000	5,178,607
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	2,000	2,144,791
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2020 5.00%, 12/01/2046	2,855	2,959,478
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	1,000	1,006,116
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(c) (d) (e)	1,450	217,500
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	7,000	6,934,042
4.50%, 11/01/2054	2,000	1,990,750
5.00%, 11/01/2038	2,000	2,251,125
5.25%, 11/01/2043	5,000	5,503,892
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	2,500	2,592,697
Series 2018-A 5.00%, 05/01/2048	1,000	1,015,444

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(f)	$1,600	$1,207,040
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2015-A 5.00%, 12/01/2050	4,530	4,535,902
Series 2016-A 5.00%, 12/01/2036	4,750	4,830,364
Series 2016-B 5.00%, 12/01/2036	2,000	2,047,060
5.00%, 12/01/2056	6,250	6,298,924
Series 2022-A 4.00%, 12/01/2052	10,000	9,350,911
5.00%, 12/01/2055	2,500	2,592,954

		69,390,276

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	400	416,007

Tennessee – 1.7%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	2,785	2,721,450
5.125%, 12/01/2042(b)	1,325	1,285,095
Hamilton County & Chattanooga Sports Authority (Hamilton County & Chattanooga Sports Authority) Series 2024-A 5.75%, 12/01/2050	1,500	1,711,973
6.00%, 12/01/2055	2,400	2,774,794
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(b)	1,000	1,024,672
9.50%, 11/01/2052(b)	1,000	1,023,920
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2024 5.00%, 07/01/2034	4,000	4,588,254
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Govt of Nashville & Davidson County TN) AGM Series 2023-A 5.25%, 07/01/2053	4,000	4,301,351
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN) Series 2024-C 5.00%, 01/01/2041	2,250	2,497,493

	Principal Amount (000)	U.S. $ Value

Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2040	$2,350	$2,583,861
State of Tennessee (State of Tennessee) Series 2023 5.00%, 05/01/2042	2,215	2,465,207
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	5,000	5,331,472
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	2,000	2,078,431
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	1,000	799,228

		35,187,201

Texas – 5.1%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-B 5.00%, 10/01/2050(b)	500	427,131
Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 5.75%, 06/01/2043(b)	1,020	1,052,409
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	1,410	1,431,988
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(b)	1,000	1,035,334
Bexar County Hospital District (Bexar County Hospital District) Series 2018 5.00%, 02/15/2048	9,000	9,138,011
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2017-C 5.00%, 08/15/2025	700	707,150
Series 2017-J 5.00%, 08/15/2025	490	495,005
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority)
Series 2016 5.00%, 01/01/2033	1,300	1,316,556

	Principal Amount (000)	U.S. $ Value

City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	$2,500	$2,503,474
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	505	505,333
Series 2015-B 5.00%, 07/15/2030	4,650	4,663,304
Series 2018 5.00%, 07/15/2028	1,300	1,339,534
Series 2024-B 5.50%, 07/15/2038	2,345	2,535,963
County of Harris TX (County of Harris TX) Series 2020-A 3.00%, 10/01/2045	1,600	1,332,167
County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2024-A 4.00%, 08/15/2054	1,000	947,977
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2022-A 4.507%, 11/01/2051	1,000	894,297
Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2018-A 5.00%, 10/01/2036	10,000	10,513,418
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 2.71% (MUNIPSA + 0.85%), 07/01/2049(a)	1,000	1,000,132
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2050	2,000	516,050
Series 2022-B Zero Coupon, 12/01/2042	2,000	787,045
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,791,355
Lamar Consolidated Independent School District (Lamar Consolidated Independent School District) Series 2023-A 5.00%, 02/15/2058	10,000	10,582,997
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	4,500	4,508,838

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	$1,000	$1,021,515
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030	177	114,061
7.25%, 12/31/2030	1,000	998,928
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(c) (d) (f)	4,115	1,521,693
7.50%, 11/15/2036(c) (d)	970	803,628
7.50%, 11/15/2037(c) (d)	150	120,641
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)	1,665	1,669,661
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	385,089
Series 2022 5.00%, 01/01/2057	1,000	899,385
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	5,000	4,295,840
North Texas Tollway Authority (North Texas Tollway System) AGC Series 2008 Zero Coupon, 01/01/2036	7,200	4,826,973
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(b)	1,000	1,028,240
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 1.875%, 01/01/2026(b)	850	834,429
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	1,528	1,405,758
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance)
5.00%, 11/15/2036(c) (d) (j) (k)	1,514	0
5.00%, 11/15/2045(c) (d) (j) (k)	3,097	0

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2012-C 3.739% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(a)	$2,395	$2,401,520
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	3,000	3,213,408
Series 2023-B 5.50%, 01/01/2054	2,000	2,229,413
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	5,000	5,400,262
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032	1,385	1,386,733
5.00%, 08/15/2034	1,945	1,947,281
Texas State University System (Texas State University System) Series 2024 4.00%, 03/15/2049	4,350	4,160,622
5.00%, 03/15/2043	1,000	1,088,071

		101,778,619

Utah – 0.5%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2017-A 5.00%, 07/01/2047	3,265	3,297,370
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)	1,100	1,058,366
Intermountain Power Agency (Intermountain Power Agency) Series 2022-A 5.00%, 07/01/2045	5,045	5,309,872
Utah Housing Corp. (Utah Housing Corp.) Series 2020 4.58%, 01/01/2040(b) (f)	829	726,728

		10,392,336

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023
5.50%, 10/01/2043(b)	1,000	929,380

	Principal Amount (000)	U.S. $ Value

Virginia – 0.9%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	$690	$662,028
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(b)	1,410	1,410,303
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M052) Series M052, Class A 2.65%, 06/15/2036	5,210	4,610,409
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	1,630	1,530,785
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	1,000	1,027,675
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	2,000	1,637,718
Virginia Port Authority (Prerefunded - US Treasuries) Series 2015-A 5.00%, 07/01/2030	2,730	2,745,569
Virginia Small Business Financing Authority (Capital Beltway Express) Series 2022 5.00%, 12/31/2047	1,000	1,031,724
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 5.00%, 01/01/2028	2,100	2,188,447
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2024 4.00%, 11/01/2052	2,000	2,001,619

		18,846,277

Washington – 1.8%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046	2,000	2,316,856
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Authority Sales & Use Tax) Series 2009-2 5.491%, 11/01/2039	2,000	2,049,858

	Principal Amount (000)	U.S. $ Value

Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	$300	$337,487

Grays Harbor County Public Hospital District No. 2 (Grays Harbor County Public Hospital District No. 2) Series 2018 5.00%, 12/15/2048	5,650	5,457,677

King County School District No. 411 Issaquah (King County School District No. 411 Issaquah) Series 2015 5.00%, 12/01/2025	2,000	2,009,967

Port of Seattle WA (Port of Seattle WA) Series 2021 4.00%, 08/01/2041	2,000	1,950,257

Port of Tacoma WA (Port of Tacoma WA) Series 2016-B 5.00%, 12/01/2037	2,000	2,041,483
5.00%, 12/01/2038	2,500	2,549,309

Spokane County School District No. 81 Spokane (Spokane County School District No. 81 Spokane) Series 2012 3.00%, 12/01/2031	2,000	1,945,463

Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 5.00%, 09/01/2040	700	741,255
Series 2021 3.00%, 12/01/2034(b)	425	396,871
5.00%, 12/01/2027(b)	440	460,952
5.00%, 12/01/2028(b)	305	324,111
5.00%, 12/01/2029(b)	170	183,080
5.00%, 12/01/2030(b)	265	288,793
5.00%, 12/01/2031(b)	265	288,372
5.00%, 12/01/2032(b)	225	244,233
5.00%, 12/01/2033(b)	490	530,676
Series 2025 4.25%, 03/01/2044	1,765	1,751,718
5.00%, 03/01/2039	1,620	1,824,537

Washington Higher Education Facilities Authority (of Gonzaga University) Series 2023 4.00%, 04/01/2043	2,600	2,527,920

Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(b)	1,000	986,152

Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(b)	985	1,080,607

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	$2,231	$2,107,632
Series 2021-1, Class X 0.727%, 12/20/2035(h)	1,886	76,802

Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/20/2050	998	977,265

		35,449,333

West Virginia – 0.2%
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(b) (f)	795	178,543
7.00%, 06/01/2043(b)	110	117,540
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	1,665	1,542,805
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(b)	2,250	2,336,336

		4,175,224

Wisconsin – 3.6%
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(b)	1,000	917,195
State of Wisconsin (State of Wisconsin) Series 2025-1 5.00%, 05/01/2033	1,000	1,157,272
Series 2025-2 5.00%, 05/01/2026	2,500	2,567,748
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)	1,000	1,006,651
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	1,250	1,279,903

Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.875%, 07/01/2055	1,000	1,032,361

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Froedtert ThedaCare Health Obligated Group) Series 2019 4.00%, 12/15/2035	$305	$308,334
4.00%, 12/15/2036	335	337,741
4.00%, 12/15/2037	320	320,624
4.00%, 12/15/2038	335	332,583

Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035	1,375	1,401,752
4.00%, 10/15/2036	2,600	2,635,860

Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(b)	255	229,645
Series 2022-A 3.875%, 12/01/2039(b)	1,170	1,049,548

Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024
Zero Coupon, 12/15/2038(b)	2,000	880,690

Wisconsin Public Finance Authority (Beyond Boone LLC) AGM Series 2019 5.00%, 07/01/2054	775	780,783
5.00%, 07/01/2058	750	755,796

Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035	500	531,826
5.00%, 01/01/2036	500	530,417
5.00%, 01/01/2037	500	528,721

Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(e)	6,750	6,235,282

Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,795	1,807,233

Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	1,150	1,171,465
5.75%, 02/01/2052(b)	1,000	1,048,078
6.00%, 02/01/2062(b)	1,700	1,791,924

Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM Series 2018 5.00%, 07/01/2053	3,315	3,352,411

Wisconsin Public Finance Authority (FAH Tree House LLC)
Series 2023 6.50%, 08/01/2053(b)	2,825	2,706,134

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Kaiser Obligated Group) Series 2022-A 5.00%, 10/01/2052	$15,000	$15,614,047
Wisconsin Public Finance Authority (Lackland Project) Series 2024
Zero Coupon, 02/01/2031	849	565,212
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024
Zero Coupon, 12/15/2034(b)	1,000	559,358
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023
Zero Coupon, 09/01/2029(b)	742	539,968
Wisconsin Public Finance Authority (Pine Lake Preparatory) Series 2015 5.50%, 03/01/2045(b)	3,465	3,465,696
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,000	1,062,787
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(b)	1,000	1,131,105
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	2,000	2,020,069
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)	5,000	4,066,604
Series 2022 4.00%, 06/01/2049(b)	990	840,940
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(b)	1,000	1,037,382
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033	2,000	1,994,243
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(b)	1,000	1,004,179

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Wisconsin Public Finance Authority) Series 2024-1 4.10%, 09/25/2039	$2,074	$2,062,700

		72,662,267

Total Long-Term Municipal Bonds (cost $1,983,034,234)		1,955,547,045

Short-Term Municipal Notes – 2.0%
California – 0.4%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Water System Revenue) Series 2024, Class A 1.05%, 10/01/2054(l)	5,000	5,000,000
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.31%, 10/01/2047(b) (l)	2,000	2,000,000

		7,000,000

Colorado – 0.1%
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J) Series 2024 5.00%, 12/15/2025	2,000	2,036,971

Florida – 0.3%
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 1.60%, 11/15/2042(l)	5,545	5,545,000

Michigan – 0.2%
Michigan Finance Authority (Michigan Finance Authority) Series 2024-A 5.00%, 07/21/2025	3,500	3,526,592

New Jersey – 0.3%
City of Hoboken NJ (City of Hoboken NJ) Series 2025-A 4.00%, 03/10/2026(i)	6,520	6,600,280

New York – 0.2%
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 03/06/2026(i)	4,670	4,726,948

	Principal Amount (000)	U.S. $ Value

Other – 0.5%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.31%, 03/01/2029(l)	$5,000	$5,000,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.31%, 03/01/2029(l)	5,000	5,000,000

		10,000,000

Total Short-Term Municipal Notes (cost $39,428,869)		39,435,791

Total Municipal Obligations (cost $2,022,463,103)		1,994,982,836

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Agency CMBS – 0.6%
California Housing Finance Agency Series 2021-3, Class X 0.792%, 08/20/2036(h)	2,182	102,849
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class ACA 2.046%, 06/25/2038	954	772,795
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,243	1,015,511
Series 2021-ML12, Class AUS 2.34%, 07/25/2041	1,930	1,587,894
Series 2022-ML13, Class XCA 0.957%, 07/25/2036(h)	1,509	80,170
Series 2022-ML13, Class XUS 0.985%, 09/25/2036(h)	2,596	171,868
Series 2024-ML21, Class AUS 4.616%, 08/25/2041	3,217	3,350,731
Series 2024-ML24, Class AUS 4.299%, 05/25/2041	4,381	4,359,921

		11,441,739

Non-Agency Fixed Rate CMBS – 0.0%
New Hampshire Business Finance Authority Series 2022-2, Class X 0.69%, 10/01/2036(h)	3,872	170,699
Washington State Housing Finance Commission Series 2023-1, Class X 1.494%, 04/20/2037(h)	4,944	501,741

		672,440

Total Commercial Mortgage-Backed Securities (cost $13,110,848)		12,114,179

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Financial Institutions – 0.0%
REITs – 0.0%
Bridgewater Castle Rock ALF LLC 9.50%, 06/30/2025 (cost $635,000)	$635	$644,703

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Non-Agency Fixed Rate – 0.0%
New York City Housing Development Corp. Series 2024 4.00%, 12/15/2031 (cost $215,000)	215	220,047

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00% (c) (j) (k) (cost $969,221)	53,964	157,035

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Fixed Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50%, 03/04/2026(j) (k) (cost $127,708)	$130	125,645

	Shares

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(m) (n) (o) (cost $5,062,729)	5,062,729	5,062,729

Total Investments – 100.0% (cost $2,042,583,609)(p)		2,013,307,174
Other assets less liabilities – 0.0%		556,768

Net Assets – 100.0%		$2,013,863,942

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	(5.00)%	Quarterly	3.09%	USD	25,000	$(2,164,535)	$(1,675,835)	$(488,700)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	63,890	10/15/2028	CPI#	2.565%	Maturity	$(115,029)	$—	$(115,029)
USD	58,000	10/15/2029	2.569%	CPI#	Maturity	17,431	—	17,431
USD	56,500	10/15/2029	2.485%	CPI#	Maturity	237,189	—	237,189
USD	43,694	10/15/2029	2.516%	CPI#	Maturity	120,496	—	120,496
USD	43,653	10/15/2029	2.451%	CPI#	Maturity	251,622	—	251,622
USD	43,653	10/15/2029	2.499%	CPI#	Maturity	154,872	—	154,872
USD	67,110	10/15/2030	CPI#	2.531%	Maturity	(60,377)	—	(60,377)

						$606,204	$—	$606,204

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	30,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(778,649)	$—	$(778,649)
USD	20,000	01/15/2027	1 Day SOFR	2.143%	Annual	(672,102)	—	(672,102)
USD	42,100	07/31/2029	1 Day SOFR	4.109%	Annual	452,259	—	452,259
USD	3,900	10/15/2030	1 Day SOFR	4.092%	Annual	65,607	—	65,607
USD	24,670	07/31/2031	1 Day SOFR	3.877%	Annual	33,582	—	33,582
USD	30,000	08/15/2031	1 Day SOFR	3.524%	Annual	(524,241)	—	(524,241)
USD	16,600	09/15/2031	1 Day SOFR	3.768%	Annual	(29,733)	—	(29,733)
USD	36,900	12/03/2031	1 Day SOFR	4.178%	Annual	909,498	—	909,498
USD	24,953	08/15/2034	3.844%	1 Day SOFR	Annual	(40,637)	—	(40,637)
USD	22,800	08/15/2034	3.304%	1 Day SOFR	Annual	1,078,969	—	1,078,969
USD	13,700	08/15/2034	3.545%	1 Day SOFR	Annual	368,432	—	368,432
USD	9,687	08/15/2034	3.856%	1 Day SOFR	Annual	(25,342)	—	(25,342)
USD	9,250	08/15/2034	3.272%	1 Day SOFR	Annual	441,377	—	441,377

						$1,279,020	$—	$1,279,020

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	10,000	05/21/2025	MMD 5 Year^	3.200%	Maturity	$245,362	$—	$245,362
Citibank NA	USD	22,105	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	1,616,170	—	1,616,170
JPMorgan Chase Bank NA	USD	7,000	03/27/2025	MMD 5 Year^	2.920%	Maturity	99,442	—	99,442
JPMorgan Chase Bank NA	USD	10,000	06/04/2025	MMD 5 Year^	3.340%	Maturity	305,511	—	305,511
JPMorgan Chase Bank NA	USD	5,000	06/27/2025	MMD 5 Year^	3.200%	Maturity	110,942	—	110,942
Morgan Stanley Capital Services LLC	USD	15,000	04/16/2025	MMD 5 Year^	3.040%	Maturity	283,681	—	283,681
Morgan Stanley Capital Services LLC	USD	7,000	04/21/2025	MMD 10 Year^	3.220%	Maturity	217,206	—	217,206
Morgan Stanley Capital Services LLC	USD	10,000	05/09/2025	MMD 5 Year^	3.050%	Maturity	178,947	—	178,947
Morgan Stanley Capital Services LLC	USD	10,000	05/27/2025	MMD 5 Year^	3.310%	Maturity	294,420	—	294,420
Morgan Stanley Capital Services LLC	USD	5,000	08/29/2025	MMD 10 Year^	3.040%	Maturity	(21,679)	—	(21,679)
Morgan Stanley Capital Services LLC	USD	5,000	10/23/2025	MMD 10 Year^	3.240%	Maturity	49,689	—	49,689
Morgan Stanley Capital Services LLC	USD	5,000	12/19/2025	MMD 10 Year^	3.300%	Maturity	51,564	—	51,564

							$3,431,255	$—	$3,431,255

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2025.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $217,764,221 or 10.8% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.99% of net assets as of February 28, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II Trust (ARC70 II TRUST) Series 2023 4.84%, 04/01/2065	07/18/2023	$4,756,681	$4,512,541	0.22%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2026	06/09/2022-07/20/2022	4,116,975	111,750	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	$2,465,054	$1,875,000	0.09%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	1,430,000	1,430,792	0.07%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.741%, 11/01/2046	06/24/2024	1,965,000	1,970,839	0.10%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040	10/29/2020	1,378,916	948,500	0.05%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	1,236,117	928,809	0.05%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,665,000	1,669,661	0.08%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	10/20/2022	1,293,300	217,500	0.01%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	6,750,000	6,235,282	0.31%

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2025.
(g)	Inverse floater security.
(h)	IO - Interest Only.
(i)	When-Issued or delayed delivery security.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Fair valued by the Adviser.
(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	The rate shown represents the 7-day yield as of period end.
(n)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(o)	Affiliated investments.

(p)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,737,127 and gross unrealized depreciation of investments was $(62,185,783), resulting in net unrealized depreciation of $(24,448,656).

As of February 28, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.0% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,955,547,045	$0	(a)	$1,955,547,045
Short-Term Municipal Notes	—	39,435,791	—		39,435,791
Commercial Mortgage-Backed Securities	—	12,114,179	—		12,114,179
Corporates - Non-Investment Grade	—	644,703	—		644,703
Collateralized Mortgage Obligations	—	220,047	—		220,047
Preferred Stocks	—	—	157,035		157,035
Asset-Backed Securities	—	—	125,645		125,645
Short-Term Investments	5,062,729	—	—		5,062,729

Total Investments in Securities	5,062,729	2,007,961,765	282,680	(a)	2,013,307,174
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	781,610	—		781,610
Centrally Cleared Interest Rate Swaps	—	3,349,724	—		3,349,724
Interest Rate Swaps	—	3,452,934	—		3,452,934
Liabilities:
Centrally Cleared Credit Default Swaps	—	(2,164,535)	—		(2,164,535)
Centrally Cleared Inflation (CPI) Swaps	—	(175,406)	—		(175,406)
Centrally Cleared Interest Rate Swaps	—	(2,070,704)	—		(2,070,704)
Interest Rate Swaps	—	(21,679)	—		(21,679)

Total	$5,062,729	$2,011,113,709	$282,680	(a)	$2,016,459,118

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2025 is as follows:

Portfolio	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$10,267	$375,965	$381,169	$5,063	$389